INVENTORIES (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventory Valuation Reserves			$ 1,061,000	$ 200,000
Inventory Write-down	$ 192,000	$ 0	$ 0	$ 159,000